Loans and Borrowings - Summary of Terms and Conditions of Outstanding Loans (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Loans and Borrowings
Carrying amount	₺ 53,854,350	₺ 60,415,291
EUR | Floating interest rate
Loans and Borrowings
Nominal interest rate	3.20%	2.30%
Carrying amount	₺ 13,673,783	₺ 15,093,891
USD | Floating interest rate
Loans and Borrowings
Nominal interest rate	4.40%	3.20%
Carrying amount	₺ 4,635,140	₺ 6,569,574
Unsecured bank loans | EUR | Floating interest rate
Loans and Borrowings
Currency	EUR	EUR
Interest rate type	Floating	Floating
Nominal interest rate basis	Euribor+2.0%-Euribor+2.3%	Euribor+1.9%-Euribor+2.3%
Carrying amount	₺ 13,673,783	₺ 15,093,891
Unsecured bank loans | EUR | Floating interest rate | Minimum
Loans and Borrowings
Borrowings, adjustment to variable interest rate	2.00%	1.90%
Payment period	2023	2022
Unsecured bank loans | EUR | Floating interest rate | Maximum
Loans and Borrowings
Borrowings, adjustment to variable interest rate	2.30%	2.30%
Payment period	2028	2028
Unsecured bank loans | EUR | Fixed rate instruments [member]
Loans and Borrowings
Currency		EUR
Interest rate type		Fixed
Nominal interest rate		1.70%
Payment period		2022
Carrying amount		₺ 595,630
Unsecured bank loans | USD | Floating interest rate
Loans and Borrowings
Currency	USD	USD
Interest rate type	Floating	Floating
Nominal interest rate basis	Libor+1.7%-Libor 2.2%	Libor+2.1%-Libor+2.2%
Carrying amount	₺ 3,982,309	₺ 5,977,856
Unsecured bank loans | USD | Floating interest rate | Minimum
Loans and Borrowings
Borrowings, adjustment to variable interest rate	1.70%	2.10%
Payment period	2023	2022
Unsecured bank loans | USD | Floating interest rate | Maximum
Loans and Borrowings
Borrowings, adjustment to variable interest rate	2.20%	2.20%
Payment period	2026	2028
Unsecured bank loans | USD | Fixed rate instruments [member]
Loans and Borrowings
Currency	USD	USD
Interest rate type	Fixed	Fixed
Nominal interest rate	2.60%	3.80%
Carrying amount	₺ 171,784	₺ 1,762,380
Unsecured bank loans | USD | Fixed rate instruments [member] | Minimum
Loans and Borrowings
Payment period	2023	2022
Unsecured bank loans | USD | Fixed rate instruments [member] | Maximum
Loans and Borrowings
Payment period	2026	2030
Unsecured bank loans | TL | Fixed rate instruments [member]
Loans and Borrowings
Currency	TL	TL
Interest rate type	Fixed	Fixed
Payment period	2023	2022
Carrying amount	₺ 7,782,214	₺ 5,001,760
Unsecured bank loans | TL | Fixed rate instruments [member] | Minimum
Loans and Borrowings
Nominal interest rate	12.40%	14.80%
Unsecured bank loans | TL | Fixed rate instruments [member] | Maximum
Loans and Borrowings
Nominal interest rate	38.00%	29.00%
Unsecured bank loans | UAH | Fixed rate instruments [member]
Loans and Borrowings
Currency	UAH	UAH
Interest rate type	Fixed	Fixed
Carrying amount	₺ 1,429,174	₺ 2,813,482
Unsecured bank loans | UAH | Fixed rate instruments [member] | Minimum
Loans and Borrowings
Nominal interest rate	10.00%	8.00%
Payment period	2023	2022
Unsecured bank loans | UAH | Fixed rate instruments [member] | Maximum
Loans and Borrowings
Nominal interest rate	21.00%	10.90%
Payment period	2024	2024
Unsecured bank loans | CNY | Fixed rate instruments [member]
Loans and Borrowings
Currency	RMB	RMB
Interest rate type	Fixed	Fixed
Carrying amount	₺ 1,485,067	₺ 1,528,356
Unsecured bank loans | CNY | Fixed rate instruments [member] | Minimum
Loans and Borrowings
Nominal interest rate	3.70%	4.90%
Payment period	2023	2022
Unsecured bank loans | CNY | Fixed rate instruments [member] | Maximum
Loans and Borrowings
Nominal interest rate	5.50%	5.20%
Payment period	2028	2028
Secured bank loans | USD | Floating interest rate
Loans and Borrowings
Currency	USD	USD
Interest rate type	Floating	Floating
Nominal interest rate basis	Libor+0.6% - Libor+1.6%	Libor+1.6% - Libor+1.9%
Carrying amount	₺ 652,831	₺ 591,718
Secured bank loans | USD | Floating interest rate | Minimum
Loans and Borrowings
Borrowings, adjustment to variable interest rate	0.60%	1.60%
Payment period	2023	2022
Secured bank loans | USD | Floating interest rate | Maximum
Loans and Borrowings
Borrowings, adjustment to variable interest rate	1.60%	1.90%
Payment period	2028	2026
Secured bank loans | USD | Fixed rate instruments [member]
Loans and Borrowings
Currency	USD	USD
Interest rate type	Fixed	Fixed
Nominal interest rate		2.60%
Carrying amount	₺ 2,119,044	₺ 250,785
Secured bank loans | USD | Fixed rate instruments [member] | Minimum
Loans and Borrowings
Nominal interest rate	1.50%
Payment period	2023	2022
Secured bank loans | USD | Fixed rate instruments [member] | Maximum
Loans and Borrowings
Nominal interest rate	3.80%
Payment period	2032	2026
Secured bank loans | UAH | Fixed rate instruments [member]
Loans and Borrowings
Currency	UAH
Interest rate type	Fixed
Payment period	2023
Carrying amount	₺ 364,993
Secured bank loans | UAH | Fixed rate instruments [member] | Minimum
Loans and Borrowings
Nominal interest rate	16.40%
Secured bank loans | UAH | Fixed rate instruments [member] | Maximum
Loans and Borrowings
Nominal interest rate	19.50%
Debt securities issued | USD | Fixed rate instruments [member]
Loans and Borrowings
Currency	USD	USD
Interest rate type	Fixed	Fixed
Nominal interest rate	5.80%	5.80%
Carrying amount	₺ 18,013,208	₺ 21,858,526
Debt securities issued | USD | Fixed rate instruments [member] | Minimum
Loans and Borrowings
Payment period	2023	2022
Debt securities issued | USD | Fixed rate instruments [member] | Maximum
Loans and Borrowings
Payment period	2028	2028
Debt securities issued | TL | Fixed rate instruments [member]
Loans and Borrowings
Currency	TL	TL
Interest rate type	Fixed	Fixed
Nominal interest rate		16.30%
Payment period	2023	2022
Carrying amount	₺ 1,124,712	₺ 167,453
Debt securities issued | TL | Fixed rate instruments [member] | Minimum
Loans and Borrowings
Nominal interest rate	20.30%
Debt securities issued | TL | Fixed rate instruments [member] | Maximum
Loans and Borrowings
Nominal interest rate	25.50%
Lease liabilities | EUR | Fixed rate instruments [member]
Loans and Borrowings
Currency	EUR	EUR
Interest rate type	Fixed	Fixed
Carrying amount	₺ 309,670	₺ 498,172
Lease liabilities | EUR | Fixed rate instruments [member] | Minimum
Loans and Borrowings
Nominal interest rate	1.00%	1.00%
Payment period	2023	2022
Lease liabilities | EUR | Fixed rate instruments [member] | Maximum
Loans and Borrowings
Nominal interest rate	10.30%	10.00%
Payment period	2034	2034
Lease liabilities | USD | Fixed rate instruments [member]
Loans and Borrowings
Currency	USD	USD
Interest rate type	Fixed	Fixed
Carrying amount	₺ 80,143	₺ 132,291
Lease liabilities | USD | Fixed rate instruments [member] | Minimum
Loans and Borrowings
Nominal interest rate	3.90%	3.90%
Payment period	2023	2022
Lease liabilities | USD | Fixed rate instruments [member] | Maximum
Loans and Borrowings
Nominal interest rate	11.50%	10.90%
Payment period	2052	2028
Lease liabilities | TL | Fixed rate instruments [member]
Loans and Borrowings
Currency	TL	TL
Interest rate type	Fixed	Fixed
Carrying amount	₺ 1,207,596	₺ 2,073,820
Lease liabilities | TL | Fixed rate instruments [member] | Minimum
Loans and Borrowings
Nominal interest rate	9.80%	9.80%
Payment period	2023	2022
Lease liabilities | TL | Fixed rate instruments [member] | Maximum
Loans and Borrowings
Nominal interest rate	45.00%	45.00%
Payment period	2048	2048
Lease liabilities | UAH | Fixed rate instruments [member]
Loans and Borrowings
Currency	UAH	UAH
Interest rate type	Fixed	Fixed
Carrying amount	₺ 1,148,563	₺ 1,764,257
Lease liabilities | UAH | Fixed rate instruments [member] | Minimum
Loans and Borrowings
Nominal interest rate	7.60%	7.60%
Payment period	2023	2022
Lease liabilities | UAH | Fixed rate instruments [member] | Maximum
Loans and Borrowings
Nominal interest rate	47.70%	25.70%
Payment period	2071	2069
Lease liabilities | BYN | Fixed rate instruments [member]
Loans and Borrowings
Currency	BYN	BYN
Interest rate type	Fixed	Fixed
Carrying amount	₺ 309,259	₺ 304,914
Lease liabilities | BYN | Fixed rate instruments [member] | Minimum
Loans and Borrowings
Nominal interest rate	11.50%	11.50%
Payment period	2023	2022
Lease liabilities | BYN | Fixed rate instruments [member] | Maximum
Loans and Borrowings
Nominal interest rate	20.00%	15.80%
Payment period	2037	2028